Schedule of Share-based Compensation, Stock Options, Activity (Details)	3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($)	Jan. 31, 2015 USD ($)
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 1		$ 1,885,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 2		0.25
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 3		$ 1,570,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 4		0.50
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 5		0.44
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 6		$ (450,000)
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 7		0.50
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 8		$ 3,005,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 9		0.34
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 10		$ (285,000)
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 11		0.25
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 12		$ 69,075,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 13		0.13
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 14		0.21
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 15		$ 71,795,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 16		0.14
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 17		0.21
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 18		$ 13,862,500
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 19		0.17
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 20		$ 2,246,184
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 21		0.38
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 3,005,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 2	0.34
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 3	$ (285,000)
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 4	0.25
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 5	$ 69,075,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 6	0.13
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 7	0.21
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 8	$ 71,795,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 9	0.14
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 10	0.21
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 11	$ (110,000)
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 12	0.25
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 13	$ (150,000)
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 14	0.112
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 15	$ 3,150,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 16	0.12
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 17	0.10
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 18	$ 74,685,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 19	0.14
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 20	$ 18,515,000
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 21	0.16
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 22	$ 13,862,500
Stockholders Equity Schedule Of Share-based Compensation, Stock Options, Activity 23	0.17